COMMITMENTS & CONTINGENCIES	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 13 - COMMITMENTS & CONTINGENCIES

Potential Royalty Payments

The Company, in consideration of the terms of the debenture to the University of New Brunswick, shall pay to the University a two percent royalty on sales of any and all products or services which incorporate the Company's patents for a period of five years from April 24, 2018.

Legal Matters

Carebourn Capital, L.P.

On January 29, 2021, Carebourn Capital, L.P. (“Carebourn”) commenced suit against the Company in the 4th Judicial District (Hennepin County District Court) (Minnesota), alleging the Company breached the terms and conditions of two convertible promissory notes and accompanying securities purchase agreements Carebourn and the Company entered into on July 17, 2018 and July 24, 2018, respectively.

Also on January 29, 2021, Carebourn moved for a temporary injunction to enjoin the Company from transferring any shares of its common stock to any third parties. Following submission of briefing by both parties and oral arguments on Carebourn’s motion, on March 17, 2021, the Court denied Carebourn’s motion for a temporary injunction.

On April 14, 2021, Carebourn filed an amended complaint and asserted new claims. On May 13, 2021, the Company filed a motion to dismiss Carebourn’s amended complaint, arguing that Carebourn is conducting itself as an unregistered dealer, in violation of Section 15(a) of the Securities and Exchange Act of 1934 (the “Act”), and, pursuant to Section 29(b) of the Act, the Company is entitled to have all contracts arising under the unlawful securities transaction declared void ab initio and seek rescissionary damages for any unlawful securities transactions effected by Carebourn.

As of the date hereof, a ruling has not been issued on the foregoing motions to dismiss filed by the Company and other defendants. Furthermore, as of the date hereof, the Company and Carebourn are conducting discovery. The Company intends to defend itself against the allegations asserted in Carebourn’s amended complaint and interpose the defenses provided under the Act, including but not limited to asserting that Carebourn is an unregistered dealer acting in violation of Section 15(a) and, pursuant to Section 29(b), the Company interposing its right to rescind the unlawful securities contracts in their entirety and, furthermore, seek rescissionary damages for any unlawful securities transactions effected by Carebourn. The Company contends that its arguments are brought in good faith, particularly in light of recent SEC enforcement actions and the SEC’s ongoing investigation against Carebourn, among other parties, for violations of federal securities laws, including violations of Section 15(a) of the Act. See U.S. Securities and Exchange Commission v. Carebourn Capital, LP et al, Case No. 1:20-cv-07162 (N.D. Ill.).

Former DarkPulse Officers

On September 10, 2021, Stephen Goodman, Mark Banash, and David Singer (the “Former Officers”), all former officers and employees of the Company, commenced suit against the Company in Arizona Superior Court, Maricopa County. The complaint alleges the Company breached the rights of the Former Officers in connection with Series D preferred stock issued to the Former Officers. The Company intends to defend itself against the allegations asserted in the Former Officers’ complaint. if the case progresses the Company will file countersuits against all plaintiffs.

More Capital, LLC

On June 29, 2021, More Capital, LLC (“More”) commenced suit against the Company, et al., in the 4th Judicial District (Hennepin County District Court) (Minnesota), alleging the Company breached the terms and conditions of a convertible promissory note and accompanying securities purchase agreement More and the Company entered into on August 20, 2018.

On July 20, 2021, the Company filed a motion to dismiss More’s complaint, arguing that the claims asserted against the Company fail to state a claim upon which relief can be granted.

The Company intends to defend itself against the allegations asserted in More’s complaint and interpose the defenses provided under the Act, including but not limited to asserting that More is an unregistered dealer acting in violation of Section 15(a) of the Act and, pursuant to Section 29(b) of the Act, the Company interposing its right to rescind the unlawful securities contracts in their entirety and, furthermore, seek rescissionary damages for any unlawful securities transactions effected by More. The Company contends that its arguments are brought in good faith, particularly in light of recent SEC enforcement actions and the SEC’s ongoing investigation against More, among other parties, for violations of federal securities laws, including violations of Section 15(a) of the Act. See U.S. Securities and Exchange Commission v. Carebourn Capital, LP et al, Case No. 1:20-cv-07162 (N.D. Ill.).

From time to time, we may become involved in litigation relating to claims arising out of our operations in the normal course of business. We are not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party or to which any of our properties is subject, which would reasonably be likely to have a material adverse effect on our business, financial condition and operating results.